Performance Management - iShares Enhanced International Active ETF	Apr. 30, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]	As of the date of this prospectus (the “Prospectus”), the Fund does not have a full calendar year of performance information to report. The Fund’s benchmark is the MSCI EAFE Index (Net).
Performance One Year or Less [Text]	As of the date of this prospectus (the “Prospectus”), the Fund does not have a full calendar year of performance information to report.